GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2025
General And Administrative
SCHEDULE OF GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Payroll and related expenses	1,205	1,288	1,458
Share-based payments to service providers	179	64	134
Professional services	635	673	898
Directors’ fees and insurance	172	207	326
Travel expenses	14	28	15
Rent and office maintenance	266	283	196
Other	142	134	92
	2,613	2,677	3,119